Non-Controlling Interest (Tables)	12 Months Ended
Jul. 31, 2019
Non Controlling Interest [Abstract]
Schedule of information relating to subsidiary
	July 31, 2019	July 31, 2018
Current assets	$2,500	$–
Non-current assets	–	–
Current liabilities	–	–
Non-current liabilities	–	–
Net assets	2,500	–
Non-controlling interest (%)	40%
Non-controlling interest	$1,000	$–